Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets pledged as collateral [abstract]
Financial Assets Pledged as Collateral

NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.23	12.31.22
Deposits as Collateral	578,192,071	631,163,527
Special Accounts as Collateral—Argentine Central Bank	197,498,064	254,736,687
Forward Purchases of monetary regulatory instruments	94,261,446	69,914,264
Less: Allowances	(14,512)	(1,007,125)
Total	869,937,069	954,807,353
The restricted availability assets are detailed in Note 52.2.